Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current
Raw materials - ore stockpiles	$ 100	$ 84	$ 90
Raw materials
- ore stockpiles	261	233	232
- heap-leach inventory	5	3	6
Work in progress
- metals in process	58	77	65
Finished goods
- gold doré/bullion	59	60	28
- by-products	5	4	5
Total metal inventories	388	377	336
Mine operating supplies	295	295	310
Current inventories	683	672	646
Total inventories	783	756	736
Write-down of inventories	$ 17	$ 30	$ 30